CONCENTRATION OF RISKS (Concentration of Credit Risk) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Shanghai Volkswagen Automobile Selling Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Shanghai Volkswagen Automobile Selling Co., Ltd. [Member] CNY	Dec. 31, 2012 Shanghai Volkswagen Automobile Selling Co., Ltd. [Member] CNY	Dec. 31, 2013 FAW Mazda Automobile Sales Co., Ltd. [Member] USD ($)	Dec. 31, 2013 FAW Mazda Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2012 FAW Mazda Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2013 FAW VW Automobile Sales Co., Ltd. [Member] USD ($)	Dec. 31, 2013 FAW VW Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2012 FAW VW Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2013 Chang An Ford Mazda Automobile Co., Ltd. [Member] USD ($)	Dec. 31, 2013 Chang An Ford Mazda Automobile Co., Ltd. [Member] CNY	Dec. 31, 2012 Chang An Ford Mazda Automobile Co., Ltd. [Member] CNY	Dec. 31, 2013 FAW Toyota Automobile Sales Co., Ltd. [Member] USD ($)	Dec. 31, 2013 FAW Toyota Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2012 FAW Toyota Automobile Sales Co., Ltd. [Member] CNY	Dec. 31, 2013 GAC Honda Automobile Co., Ltd. [Member] USD ($)	Dec. 31, 2013 GAC Honda Automobile Co., Ltd. [Member] CNY	Dec. 31, 2012 GAC Honda Automobile Co., Ltd. [Member] CNY
Concentration Risk [Line Items]
Advances to major suppliers	$ 70,688	427,925	314,587	$ 10,234	61,956	82,532	$ 6,959	42,129	25,327	$ 43,066	260,706	170,601	$ 216	1,309	7,137	$ 3,683	22,295	24,154	$ 3,683	22,295	4,836
Total advances	$ 77,470	468,985	316,067
Percentage of advances to top six suppliers to total advances	91.20%	91.20%	99.50%